Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000167848
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class A
Trading Symbol	LSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$60	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 126,465,452
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 369,943
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$126,465,452
  # of Portfolio Holdings (including overnight repurchase agreements)46
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$369,943

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.0%
Aerospace & Defense	3.8%
Entertainment	4.2%
IT Services	4.3%
Biotechnology	5.2%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	6.3%
Pharmaceuticals	6.7%
Automobiles	7.2%
Software	11.0%
Broadline Retail	11.5%
Interactive Media & Services	19.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.2%
Netherlands	4.0%
Canada	4.3%
China	5.7%
Brazil	6.5%
United States	72.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Alphabet, Inc., Class A	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	6.8%
Tesla, Inc.	6.3%
Oracle Corp.	4.9%
MercadoLibre, Inc.	4.6%
Shopify, Inc., Class A	4.3%
Netflix, Inc.	4.2%
ARM Holdings PLC, ADR	4.0%
Boeing Co.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000167849
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class C
Trading Symbol	LSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$97	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%
AssetsNet	$ 126,465,452
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 369,943
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$126,465,452
  # of Portfolio Holdings (including overnight repurchase agreements)46
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$369,943

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.0%
Aerospace & Defense	3.8%
Entertainment	4.2%
IT Services	4.3%
Biotechnology	5.2%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	6.3%
Pharmaceuticals	6.7%
Automobiles	7.2%
Software	11.0%
Broadline Retail	11.5%
Interactive Media & Services	19.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.2%
Netherlands	4.0%
Canada	4.3%
China	5.7%
Brazil	6.5%
United States	72.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Alphabet, Inc., Class A	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	6.8%
Tesla, Inc.	6.3%
Oracle Corp.	4.9%
MercadoLibre, Inc.	4.6%
Shopify, Inc., Class A	4.3%
Netflix, Inc.	4.2%
ARM Holdings PLC, ADR	4.0%
Boeing Co.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188122
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class N
Trading Symbol	LSNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$45	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 126,465,452
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 369,943
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$126,465,452
  # of Portfolio Holdings (including overnight repurchase agreements)46
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$369,943

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.0%
Aerospace & Defense	3.8%
Entertainment	4.2%
IT Services	4.3%
Biotechnology	5.2%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	6.3%
Pharmaceuticals	6.7%
Automobiles	7.2%
Software	11.0%
Broadline Retail	11.5%
Interactive Media & Services	19.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.2%
Netherlands	4.0%
Canada	4.3%
China	5.7%
Brazil	6.5%
United States	72.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Alphabet, Inc., Class A	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	6.8%
Tesla, Inc.	6.3%
Oracle Corp.	4.9%
MercadoLibre, Inc.	4.6%
Shopify, Inc., Class A	4.3%
Netflix, Inc.	4.2%
ARM Holdings PLC, ADR	4.0%
Boeing Co.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000167850
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class Y
Trading Symbol	LSGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$47	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 126,465,452
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 369,943
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$126,465,452
  # of Portfolio Holdings (including overnight repurchase agreements)46
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$369,943

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.0%
Aerospace & Defense	3.8%
Entertainment	4.2%
IT Services	4.3%
Biotechnology	5.2%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	6.3%
Pharmaceuticals	6.7%
Automobiles	7.2%
Software	11.0%
Broadline Retail	11.5%
Interactive Media & Services	19.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.2%
Netherlands	4.0%
Canada	4.3%
China	5.7%
Brazil	6.5%
United States	72.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Alphabet, Inc., Class A	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	6.8%
Tesla, Inc.	6.3%
Oracle Corp.	4.9%
MercadoLibre, Inc.	4.6%
Shopify, Inc., Class A	4.3%
Netflix, Inc.	4.2%
ARM Holdings PLC, ADR	4.0%
Boeing Co.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000105118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class A
Trading Symbol	LSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$49	0.98%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 446,243,595
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,281,332
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$446,243,595
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)212
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,281,332

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Short-Term Investments	5.7%
Exchange-Traded Fund	5.2%
Media Entertainment	4.3%
Cable Satellite	4.4%
Industrial Other	4.6%
Property & Casualty Insurance	6.0%
Collateralized Loan Obligations	6.1%
Retailers	7.0%
Healthcare	7.8%
Consumer Cyclical Services	8.7%
Technology	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash	5.7
NR	10.4
CCC	5.4
B	63.9
BB	17.3
BBB	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000105119
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class C
Trading Symbol	LSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$87	1.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.73%
AssetsNet	$ 446,243,595
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,281,332
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$446,243,595
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)212
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,281,332

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Short-Term Investments	5.7%
Exchange-Traded Fund	5.2%
Media Entertainment	4.3%
Cable Satellite	4.4%
Industrial Other	4.6%
Property & Casualty Insurance	6.0%
Collateralized Loan Obligations	6.1%
Retailers	7.0%
Healthcare	7.8%
Consumer Cyclical Services	8.7%
Technology	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash	5.7
NR	10.4
CCC	5.4
B	63.9
BB	17.3
BBB	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class N
Trading Symbol	LSFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$34	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 446,243,595
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,281,332
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$446,243,595
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)212
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,281,332

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Short-Term Investments	5.7%
Exchange-Traded Fund	5.2%
Media Entertainment	4.3%
Cable Satellite	4.4%
Industrial Other	4.6%
Property & Casualty Insurance	6.0%
Collateralized Loan Obligations	6.1%
Retailers	7.0%
Healthcare	7.8%
Consumer Cyclical Services	8.7%
Technology	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash	5.7
NR	10.4
CCC	5.4
B	63.9
BB	17.3
BBB	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000105120
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class Y
Trading Symbol	LSFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$37	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 446,243,595
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,281,332
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$446,243,595
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)212
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,281,332

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Short-Term Investments	5.7%
Exchange-Traded Fund	5.2%
Media Entertainment	4.3%
Cable Satellite	4.4%
Industrial Other	4.6%
Property & Casualty Insurance	6.0%
Collateralized Loan Obligations	6.1%
Retailers	7.0%
Healthcare	7.8%
Consumer Cyclical Services	8.7%
Technology	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash	5.7
NR	10.4
CCC	5.4
B	63.9
BB	17.3
BBB	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000115831
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class A
Trading Symbol	VNSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$57	1.10%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
AssetsNet	$ 578,183,782
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,794,789
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$578,183,782
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,794,789

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.8%
Trading Companies & Distributors	3.0%
Specialty Retail	3.0%
Aerospace & Defense	3.2%
Metals & Mining	3.6%
Electrical Equipment	3.8%
Machinery	4.0%
Capital Markets	4.5%
Broadline Retail	4.5%
Financial Services	4.7%
Oil, Gas & Consumable Fuels	4.9%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	6.4%
Interactive Media & Services	9.2%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Eli Lilly & Co.	6.4%
Apple, Inc.	5.5%
Exxon Mobil Corp.	4.9%
Amazon.com, Inc.	4.5%
Cummins, Inc.	4.0%
Eaton Corp. PLC	3.8%
Monolithic Power Systems, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000115832
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class C
Trading Symbol	VNSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$95	1.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.85%
AssetsNet	$ 578,183,782
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,794,789
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$578,183,782
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,794,789

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.8%
Trading Companies & Distributors	3.0%
Specialty Retail	3.0%
Aerospace & Defense	3.2%
Metals & Mining	3.6%
Electrical Equipment	3.8%
Machinery	4.0%
Capital Markets	4.5%
Broadline Retail	4.5%
Financial Services	4.7%
Oil, Gas & Consumable Fuels	4.9%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	6.4%
Interactive Media & Services	9.2%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Eli Lilly & Co.	6.4%
Apple, Inc.	5.5%
Exxon Mobil Corp.	4.9%
Amazon.com, Inc.	4.5%
Cummins, Inc.	4.0%
Eaton Corp. PLC	3.8%
Monolithic Power Systems, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188120
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class N
Trading Symbol	VNSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$40	0.77%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 578,183,782
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,794,789
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$578,183,782
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,794,789

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.8%
Trading Companies & Distributors	3.0%
Specialty Retail	3.0%
Aerospace & Defense	3.2%
Metals & Mining	3.6%
Electrical Equipment	3.8%
Machinery	4.0%
Capital Markets	4.5%
Broadline Retail	4.5%
Financial Services	4.7%
Oil, Gas & Consumable Fuels	4.9%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	6.4%
Interactive Media & Services	9.2%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Eli Lilly & Co.	6.4%
Apple, Inc.	5.5%
Exxon Mobil Corp.	4.9%
Amazon.com, Inc.	4.5%
Cummins, Inc.	4.0%
Eaton Corp. PLC	3.8%
Monolithic Power Systems, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000115833
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class Y
Trading Symbol	VNSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$44	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 578,183,782
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,794,789
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$578,183,782
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,794,789

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.8%
Trading Companies & Distributors	3.0%
Specialty Retail	3.0%
Aerospace & Defense	3.2%
Metals & Mining	3.6%
Electrical Equipment	3.8%
Machinery	4.0%
Capital Markets	4.5%
Broadline Retail	4.5%
Financial Services	4.7%
Oil, Gas & Consumable Fuels	4.9%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	6.4%
Interactive Media & Services	9.2%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Eli Lilly & Co.	6.4%
Apple, Inc.	5.5%
Exxon Mobil Corp.	4.9%
Amazon.com, Inc.	4.5%
Cummins, Inc.	4.0%
Eaton Corp. PLC	3.8%
Monolithic Power Systems, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.